Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2013
Revenues by Each Group of Similar Products

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2011	2012	2013
Electronic learning products	$62,539,448	$41,345,071	$40,902,630
Fitness products	12,064,447	62,629,956	38,427,278
Collectible products	33,193,655	20,427,475	29,642,629
Kitchen and household	1,352,074	2,842,536	27,008,095
Mobile phones	165,957,852	64,712,559	25,923,877
Health products	13,347,757	10,691,723	10,098,466
Cosmetics products	24,857,370	7,089,145	2,311,099
Consumer electronics products	24,248,963	8,489,927	807,764
Auto products	1,188,928	452,282	323,920
Other products	24,248,164	24,599,540	9,704,266

Total gross revenues	$362,998,658	$243,280,214	$185,150,024
Less: sales taxes	(940,745)	(706,540)	(439,144)

Total revenues, net	$362,057,913	$242,573,674	$184,710,880

Gross Profit by Segments

The gross profit by segments is as follows:

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412

Gross profit	$78,971,157	$13,248,311	$92,219,468